Financial assets at amortised cost - Loans and Advances to Banks, Customers, and of Debt Securities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	£ 6,132
Allowance account for credit losses of financial assets at end of period	4,997	£ 6,132
Net carrying amount	7,353	5,950
Net carrying amount	481,342	480,141
Net carrying amount	4,787	5,137
Financial assets at amortised cost	494,174	491,966
Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	4	0
Exchange and other adjustments	1	0
Additions (repayments)	0	0
Other changes in credit quality	(3)
(Credit) charge to the income statement	(3)	4
Allowance account for credit losses of financial assets at end of period	2	4
Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	5,701	3,163
Exchange and other adjustments	168	66
Additions (repayments)	(344)	112
Impact of transfers between stages	161	1,366
Other changes in credit quality	(414)	2,155
Methodology and model changes	3	165
(Credit) charge to the income statement	(594)	3,798
Advances written off	(615)	(1,529)
Recoveries of advances written off in previous years	71	250
Discount unwind	(85)	(47)
Allowance account for credit losses of financial assets at end of period	4,646	5,701
Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1	1
Exchange and other adjustments	0	0
Additions (repayments)	0	0
(Credit) charge to the income statement	0
Allowance account for credit losses of financial assets at end of period	1	1
Residual value and voluntary terminations
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	192
Allowance account for credit losses of financial assets at end of period	136	192
Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,542
Allowance account for credit losses of financial assets at end of period	1,337	1,542
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	4	0
Exchange and other adjustments	1	0
Additions (repayments)	0	0
Other changes in credit quality	(3)
(Credit) charge to the income statement	(3)	4
Allowance account for credit losses of financial assets at end of period	2	4
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,347	669
Exchange and other adjustments	0	0
Additions (repayments)	(61)	37
Impact of transfers between stages	25	(166)
Other changes in credit quality	(133)	838
Methodology and model changes	(5)	(31)
(Credit) charge to the income statement	(174)	678
Allowance account for credit losses of financial assets at end of period	1,173	1,347
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
(Credit) charge to the income statement	0
Allowance account for credit losses of financial assets at end of period	0	0
Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,346
Allowance account for credit losses of financial assets at end of period	1,794	2,346
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Other changes in credit quality	0
(Credit) charge to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,125	993
Exchange and other adjustments	(1)	2
Additions (repayments)	(174)	143
Impact of transfers between stages	(119)	850
Other changes in credit quality	(223)	(33)
Methodology and model changes	8	170
(Credit) charge to the income statement	(508)	1,130
Allowance account for credit losses of financial assets at end of period	1,616	2,125
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
(Credit) charge to the income statement	0
Allowance account for credit losses of financial assets at end of period	0	0
Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,983
Allowance account for credit losses of financial assets at end of period	1,676	1,983
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Other changes in credit quality	0
(Credit) charge to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,968	1,359
Exchange and other adjustments	102	43
Additions (repayments)	(73)	(38)
Impact of transfers between stages	255	682
Other changes in credit quality	31	1,183
Methodology and model changes	0	26
(Credit) charge to the income statement	213	1,853
Advances written off	(602)	(1,490)
Recoveries of advances written off in previous years	71	250
Discount unwind	(85)	(47)
Allowance account for credit losses of financial assets at end of period	1,667	1,968
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1	1
Exchange and other adjustments	0	0
Additions (repayments)	0	0
(Credit) charge to the income statement	0
Allowance account for credit losses of financial assets at end of period	1	1
POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	261
Allowance account for credit losses of financial assets at end of period	190	261
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Other changes in credit quality	0
(Credit) charge to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	0	0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	261	142
Exchange and other adjustments	67	21
Additions (repayments)	(36)	(30)
Other changes in credit quality	(89)	167
Methodology and model changes	0	0
(Credit) charge to the income statement	(125)	137
Advances written off	(13)	(39)
Recoveries of advances written off in previous years	0	0
Discount unwind	0	0
Allowance account for credit losses of financial assets at end of period	190	261
POCI | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
(Credit) charge to the income statement	0
Allowance account for credit losses of financial assets at end of period	0	0
Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	5,954	4,852
Allowance account for credit losses of financial assets at beginning of period	4
Exchange and other adjustments	(67)	(25)
Additions (repayments)	1,468	1,127
Loans and advances to banks, ending balance	7,355	5,954
Allowance account for credit losses of financial assets at end of period	2	4
Net carrying amount	7,353	5,950
Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	485,842	477,633
Allowance account for credit losses of financial assets at beginning of period	5,701
Exchange and other adjustments	(1,605)	831
Additions (repayments)	2,295	8,657
Impact of transfers between stages	0	0
Advances written off	(615)	(1,529)
Recoveries of advances written off in previous years	71	250
Loans and advances to customers, ending balance	485,988	485,842
Allowance account for credit losses of financial assets at end of period	4,646	5,701
Net carrying amount	481,342	480,141
Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	5,138	5,326
Allowance account for credit losses of financial assets at beginning of period	1
Exchange and other adjustments	(45)	(17)
Additions (repayments)	(305)	(171)
Debt securities, ending balance	4,788	5,138
Allowance account for credit losses of financial assets at end of period	1	1
Net carrying amount	4,787	5,137
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	361	144
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(359)	(141)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(2)	(3)
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(66)	(217)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	158	267
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(92)	(50)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(9)	(9)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(175)	(156)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	184	165
Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	161	1,366
Impact of transfers between stages | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(261)	(84)
Impact of transfers between stages | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	257	880
Impact of transfers between stages | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	165	570
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	0	0
Stage 1
Disclosure of financial assets [line items]
Financial assets at amortised cost	433,681	426,086
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	5,954	4,852
Allowance account for credit losses of financial assets at beginning of period	4
Exchange and other adjustments	(67)	(25)
Additions (repayments)	1,468	1,127
Loans and advances to banks, ending balance	7,355	5,954
Allowance account for credit losses of financial assets at end of period	2	4
Net carrying amount	7,353	5,950
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	415,608	429,767
Allowance account for credit losses of financial assets at beginning of period	1,347
Exchange and other adjustments	(1,555)	1,013
Additions (repayments)	8,101	9,989
Impact of transfers between stages	(132)	(25,161)
Loans and advances to customers, ending balance	422,022	415,608
Allowance account for credit losses of financial assets at end of period	1,173	1,347
Net carrying amount	420,849	414,261
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	5,137	5,325
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	(45)	(17)
Additions (repayments)	(305)	(171)
Debt securities, ending balance	4,787	5,137
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	4,787	5,137
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	11,106	4,970
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(10,905)	(28,516)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(333)	(1,615)
Stage 2
Disclosure of financial assets [line items]
Financial assets at amortised cost	44,322	49,155
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	51,280	28,505
Allowance account for credit losses of financial assets at beginning of period	2,125
Exchange and other adjustments	(21)	24
Additions (repayments)	(4,350)	578
Impact of transfers between stages	(971)	22,173
Loans and advances to customers, ending balance	45,938	51,280
Allowance account for credit losses of financial assets at end of period	1,616	2,125
Net carrying amount	44,322	49,155
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Debt securities, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	(11,098)	(4,954)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	11,354	29,128
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(1,227)	(2,001)
Stage 3
Disclosure of financial assets [line items]
Financial assets at amortised cost	4,475	4,475
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	6,443	5,647
Allowance account for credit losses of financial assets at beginning of period	1,968
Exchange and other adjustments	(80)	(198)
Additions (repayments)	(793)	(754)
Impact of transfers between stages	1,103	2,988
Advances written off	(602)	(1,490)
Recoveries of advances written off in previous years	71	250
Loans and advances to customers, ending balance	6,142	6,443
Allowance account for credit losses of financial assets at end of period	1,667	1,968
Net carrying amount	4,475	4,475
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	1	1
Allowance account for credit losses of financial assets at beginning of period	1
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Debt securities, ending balance	1	1
Allowance account for credit losses of financial assets at end of period	1	1
Net carrying amount	0	0
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	(8)	(16)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(449)	(612)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	1,560	3,616
POCI
Disclosure of financial assets [line items]
Financial assets at amortised cost	11,696	12,250
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	12,511	13,714
Allowance account for credit losses of financial assets at beginning of period	261
Exchange and other adjustments	51	(8)
Additions (repayments)	(663)	(1,156)
Advances written off	(13)	(39)
Recoveries of advances written off in previous years	0	0
Loans and advances to customers, ending balance	11,886	12,511
Allowance account for credit losses of financial assets at end of period	190	261
Net carrying amount	11,696	12,250
POCI | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Debt securities, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Allowance account for credit losses of financial assets at end of period	0	0
Due from fellow Lloyds Banking Group undertakings	692	738
Net carrying amount	692	738
Due from fellow Lloyds Banking Group undertakings | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Allowance account for credit losses of financial assets at end of period	0	0
Due from fellow Lloyds Banking Group undertakings	692	738
Net carrying amount	692	738
Due from fellow Lloyds Banking Group undertakings | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Allowance account for credit losses of financial assets at end of period	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Allowance account for credit losses of financial assets at end of period	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Allowance account for credit losses of financial assets at end of period	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	£ 0	£ 0